Changes in Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Disclosure of Notes and Other Explanatory Information [Abstract]
Changes in significant accounting policies
3.	Changes in significant accounting policies

a.	Application of new and revised International Financing Reporting Standards (“IFRSs” or “IAS”) that are mandatorily effective for the current year

In the current year, the Group has applied a number of new standards and amendments to IFRSs issued by the International Accounting Standards Board (“IASB”) that are mandatorily effective as of January 1, 2019.

New and amended IFRS Standards that are effective for the current year

IFRS 16 Leases

IFRS 16, Leases, supersedes IAS 17, Leases, and the related interpretations. This new standard brings most leases on balance sheet for lessees under a single model, eliminating the distinction between operating and financial leases, while the model for lessees remains without significant changes. IFRS 16 is effective beginning January 1, 2019, and the Group adopted the requirements utilizing the modified retrospective method, without restating prior years and recognizing a right-of-use asset and a lease liability of Ps. 22,393. In addition, management applied the practical expedient, provided by IFRS 16 at the transition date, that allows the creation of portfolios of contracts that are similar in terms, economic environment and characteristics of assets, and use a funding rate by portfolio to measure leases.

The application of IFRS 16 represents the following considerations on the combined statement of cash flows of the Group: a) short-term lease payments, payments for leases of low-value assets and variable lease payments not included in the measurement of the lease liability are presented as part of operating activities; and b) cash paid for the interest portion of a lease liability is presented as financing activities, as well as cash payments for the principal portion for a lease liability. However, the adoption of IFRS 16 did not have any impacts on net cash flows.

The Group took the required steps to implement the changes that the standard represents in terms of internal control, tax and systems affairs, from the adoption date.

Additionally, the tables below show the amount of adjustment for each financial statement line item affected by the application of IFRS 16 for the current year.

Impact on profit or loss	December 31, 2019

Increase in depreciation of right-of-use asset	Ps.	13,098
Increase in finance costs		3,765

Decrease in profit for the year	Ps.	(16,863)

Impact on assets and liabilities	January 1, 2019

Right-of-use assets	Ps.	36,909
Lease liabilities		36,909

IFRIC 23 Uncertainty over Income Tax Treatments

This interpretation clarifies how to apply the recognition and measurement requirements in IAS 12, Income taxes when there is uncertainty over income tax treatments. Uncertain tax treatments are tax treatments for which there is uncertainty over whether the relevant taxation authority will accept the tax treatment under tax law; in such a circumstance, the Group shall recognize and measure its current or deferred tax asset or liability by applying the requirements in IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates determined applying this Interpretation. The Group did not have any impacts in the adoption of this interpretation.

Other amendments to IFRS

In the current year, the Group has also considered and applied a number of amendments to IFRS issued by the IASB that are not applicable or significant but that are effective for an annual period that begins on or after 1 January 2019. Their adoption did not have any material impacts in the combined financial statements for the following amendments and improvements:

●	Amendments to IFRS 9 Prepayment Features with Negative Compensation
●	Amendments to IAS 28 Long-term Interests in Associates and Joint Ventures
●	Annual Improvements to IFRS 2015–2017 Cycle Amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs
●	Amendments to IAS 19 Employee Benefits Plan Amendment, Curtailment or Settlement

New and revised IFRS Standards in issue but not yet effective

At the date of authorization of these combined financial statements, the Group has not applied the following new and revised IFRS that have been issued but are not yet effective as of December 31, 2019; however, for the amendments effective from January 1, 2020 the Group already concluded on its adoption as follows:

Amendments to IFRS 3 Definition of a business

The amendments clarify that while businesses usually have outputs, outputs are not required for an integrated set of activities and assets to qualify as a business. To be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. Additional guidance is provided that helps to determine whether a substantive process has been acquired. In addition, the amendments introduce an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. Under the optional concentration test, the acquired set of activities and assets is not a business if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar assets.

The amendments are applied prospectively to all business combinations and asset acquisitions for which the acquisition date is on or after the first annual reporting period beginning on or after January 1, 2020, with early application permitted. The Group did not have any impacts in the combined financial statements from the adoption of these amendments.

Amendments to IAS 1 and IAS 8 Definition of material

The amendments are intended to make the definition of material in IAS 1 easier to understand and are not intended to alter the underlying concept of materiality in IFRS. The concept of ‘obscuring’ material information with immaterial information has been included as part of the new definition. The threshold for materiality influencing users has been changed from ‘could influence’ to ‘could reasonably be expected to influence’. The definition of material in IAS 8 has been replaced by a reference to the definition of material in IAS 1. In addition, the IASB amended other standards and the conceptual framework that contain a definition of material or refer to the term ‘material’ to ensure consistency.

The amendments are applied prospectively for annual periods beginning on or after January 1, 2020, with earlier application permitted. The Group did not have any impacts in the combined financial statements from the adoption of these amendments.

Amendments to the conceptual framework in IFRS

Together with the revised Conceptual Framework, which became effective upon publication on March 29, 2018, the IASB has also issued Amendments to References to the Conceptual Framework in IFRS. The document contains amendments to IFRS 2, IFRS 3, IFRS 6, IFRS 14, IAS 1, IAS 8, IAS 34, IAS 37, IAS 38, IFRIC 12, IFRIC 19, IFRIC 20, IFRIC 22, and SIC-32. Not all amendments, however, update those pronouncements with regard to references to and quotes from the framework so that they refer to the revised Conceptual Framework. Some pronouncements are only updated to indicate which version of the Framework they are referencing to (the IASC Framework adopted by the IASB in 2001, the IASB Framework of 2010, or the new revised Framework of 2018) or to indicate that definitions in the standard have not been updated with the new definitions developed in the revised Conceptual Framework.

The amendments that imply updates are effective for annual periods beginning on or after January 1, 2020, with early application permitted. The Group did not have any impacts in the combined financial statements from the adoption of these amendments.

Amendments to IFRS 9, IAS 39 and IFRS 7 Interest rate benchmark reform

The amendments in the Interest Rate Benchmark Reform deal with issues affecting financial reporting in the period before the replacement of an existing interest rate benchmark with an alternative interest rate and addresses the implications for specific hedge accounting requirements and disclosures in IFRS 9, IAS 39 and IFRS 7. The amendments also clarify that entities would continue to apply certain hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows from the hedging instrument are based will not be altered as a result of the interest rate benchmark reform.

The amendments are effective for annual reporting periods beginning on or after January 1, 2020 and must be applied retrospectively, with earlier application permitted. The Group did not have any impacts in the combined financial statements from the adoption of these amendments.

IFRS 17 Insurance Contracts

IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4, Insurance Contracts. IFRS 17 outlines a general model, which is modified for insurance contracts with direct participation features, described as the variable fee approach. The general model is simplified if certain criteria are met by measuring the liability for remaining coverage using the premium allocation approach. The general model uses current assumptions to estimate the amount, timing and uncertainty of future cash flows and it explicitly measures the cost of that uncertainty. It takes into account market interest rates and the impact of policyholders’ options and guarantees.

The standard is effective for annual reporting periods beginning on or after 1 January 2021, with early application permitted. It is applied retrospectively unless impracticable, in which case the modified retrospective approach or the fair value approach is applied. Amendments to IFRS 17 addresses concerns and implementation challenges that were identified after IFRS 17 was published. One of the main changes proposed is the deferral of the date of initial application of IFRS 17 by one year to annual periods beginning on or after January 1, 2022.

For the purpose of the transition requirements, the date of initial application is the start of the annual reporting period in which the entity first applies the standard, and the transition date is the beginning of the period immediately preceding the date of initial application. The Group is in the process of evaluating these requirements to conclude if it maintains any insurance contracts under the scope of the standard, that may represent an impact to its combined financial statements.